Assets Held For Sale - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended	12 Months Ended
	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Jun. 30, 2013 AUD	Jun. 30, 2012 AUD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2011 AUD	Dec. 31, 2012 AUD	Jun. 30, 2013 AUD	Dec. 31, 2012 Land and Building AUD	Jun. 30, 2013 Land and Building AUD
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	1,315,000		1,315,000		$ 3,497,000	3,371,000		3,371,000	1,315,000		1,315,000
Write off/writedown of assets	15,000	3,000	960,000	3,000	$ 338,000	326,000	34,000	605,000	1,562,000	130,000